UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Core Fixed Income Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 45.5%
Consumer Discretionary 3.8%
Comcast Corp., 6.4%, 3/1/2040	1,150,000	1,422,278
DIRECTV Holdings LLC, 3.125%, 2/15/2016	800,000	838,483
Ford Motor Co., 4.75%, 1/15/2043	2,000,000	1,877,286
News America, Inc., 6.15%, 3/1/2037	1,000,000	1,185,976
Royal Caribbean Cruises Ltd., 7.0%, 6/15/2013	2,000,000	2,035,000
Time Warner Cable, Inc.:
6.75%, 7/1/2018	2,180,000	2,700,174
7.5%, 4/1/2014	1,500,000	1,615,890
Videotron Ltd., 5.0%, 7/15/2022	2,000,000	2,090,000

		13,765,087
Consumer Staples 0.4%
Altria Group, Inc., 10.2%, 2/6/2039	810,000	1,352,532
Energy 5.8%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	880,000	1,042,702
ConocoPhillips Co., 2.4%, 12/15/2022	2,000,000	1,925,568
Enbridge Energy Partners LP, 5.875%, 12/15/2016	985,000	1,138,671
Kinder Morgan Energy Partners LP, 6.5%, 9/1/2039	550,000	660,073
Magellan Midstream Partners LP, 6.45%, 6/1/2014	3,587,000	3,808,239
Newfield Exploration Co., 5.75%, 1/30/2022	1,500,000	1,650,000
ONEOK Partners LP, 6.15%, 10/1/2016	1,527,000	1,775,423
Petronas Global Sukuk Ltd., 144A, 4.25%, 8/12/2014	5,000,000	5,234,345
Plains All American Pipeline LP, 3.65%, 6/1/2022	2,950,000	3,088,149
TransCanada PipeLines Ltd., 6.1%, 6/1/2040	600,000	770,963

		21,094,133
Financials 27.6%
Ally Financial, Inc., 4.625%, 6/26/2015	1,500,000	1,575,215
American Express Credit Corp., 1.75%, 6/12/2015	1,530,000	1,558,406
Anglo American Capital PLC, 144A, 2.15%, 9/27/2013	3,430,000	3,453,324
AvalonBay Communities, Inc., (REIT), 2.95%, 9/15/2022	1,000,000	981,468
Bank of America Corp.:
5.75%, 12/1/2017	3,000,000	3,463,530
5.875%, 1/5/2021	2,000,000	2,350,840
6.5%, 8/1/2016	2,000,000	2,312,518
Berkshire Hathaway Finance Corp., 1.6%, 5/15/2017	1,500,000	1,515,402
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	3,300,000	4,268,794
Citigroup, Inc.:
2.25%, 8/7/2015	1,530,000	1,565,716
5.0%, 9/15/2014	1,900,000	2,001,065
5.375%, 8/9/2020	3,420,000	3,996,407
6.01%, 1/15/2015	1,907,000	2,077,354
6.125%, 11/21/2017	1,000,000	1,180,528
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/2017	6,000,000	6,441,948
Deutsche Telekom International Finance BV, 144A, 2.25%, 3/6/2017	3,000,000	3,069,387
Fifth Third Bancorp., 5.45%, 1/15/2017	2,082,000	2,323,587
General Electric Capital Corp., Series A, 6.875%, 1/10/2039	1,640,000	2,155,227
HSBC Bank U.S.A. NA, 4.625%, 4/1/2014	1,800,000	1,875,821
HSBC Finance Corp., 5.5%, 1/19/2016	2,220,000	2,474,809
HSBC Holdings PLC, 6.5%, 5/2/2036	440,000	545,185
Intesa Sanpaolo SpA, 3.125%, 1/15/2016	1,510,000	1,498,692
JPMorgan Chase & Co.:
1.492% *, 9/1/2015	2,000,000	1,999,844
5.125%, 9/15/2014	5,000,000	5,322,110
6.4%, 5/15/2038	1,670,000	2,178,146
MBNA Corp., 5.0%, 6/15/2015	4,000,000	4,317,684
MetLife, Inc., 6.4%, 12/15/2036	800,000	866,072
Morgan Stanley:
Series F, 5.625%, 9/23/2019	1,410,000	1,599,140
Series F, 6.0%, 4/28/2015	2,110,000	2,297,501
NiSource Finance Corp., 5.4%, 7/15/2014	3,000,000	3,191,943
Petrobras International Finance Co., 3.875%, 1/27/2016	3,000,000	3,141,936
PNC Funding Corp., 5.25%, 11/15/2015	2,750,000	3,070,963
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	1,120,000	1,195,891
6.2%, 1/15/2015	820,000	901,566
6.625%, 6/21/2040	500,000	620,945
Shell International Finance BV, 1.125%, 8/21/2017	2,000,000	1,995,460
Svenska Handelsbanken AB, 144A, 4.875%, 6/10/2014	535,000	563,628
The Goldman Sachs Group, Inc.:
1.6%, 11/23/2015	720,000	723,540
6.75%, 10/1/2037	1,370,000	1,546,483
U.S. Bank NA:
3.778%, 4/29/2020	5,290,000	5,609,236
6.3%, 2/4/2014	1,000,000	1,056,277
Wachovia Bank NA:
0.693% *, 11/3/2014	3,118,000	3,108,830
4.8%, 11/1/2014	2,017,000	2,155,659

		100,148,077
Health Care 0.5%
Express Scripts Holding Co., 6.25%, 6/15/2014	1,480,000	1,587,695
Industrials 1.1%
Burlington Northern Santa Fe LLC, 3.05%, 9/1/2022	1,000,000	1,015,868
CSX Corp., 5.3%, 2/15/2014	803,000	841,100
Masco Corp., 6.125%, 10/3/2016	2,000,000	2,240,592

		4,097,560
Materials 2.1%
Barrick Gold Corp., 2.9%, 5/30/2016	4,000,000	4,201,356
Dow Chemical Co., 3.0%, 11/15/2022	1,350,000	1,318,004
International Paper Co., 4.75%, 2/15/2022	2,000,000	2,228,370

		7,747,730
Telecommunication Services 2.5%
AT&T, Inc., 6.55%, 2/15/2039	2,400,000	3,018,686
Frontier Communications Corp., 7.875%, 4/15/2015 (a)	2,500,000	2,793,750
Verizon Communications, Inc., 8.75%, 11/1/2018	2,288,000	3,126,953

		8,939,389
Utilities 1.7%
Consolidated Edison Co. of New York, 5.7%, 6/15/2040	850,000	1,057,131
Dominion Resources, Inc., Series D, 8.875%, 1/15/2019	1,500,000	2,046,801
Duke Energy Corp., 1.625%, 8/15/2017	1,320,000	1,320,744
MidAmerican Energy Holdings Co., 6.125%, 4/1/2036	1,500,000	1,864,739

		6,289,415

Total Corporate Bonds (Cost $155,903,739)		165,021,618
Mortgage-Backed Securities Pass-Throughs 45.3%
Federal Home Loan Mortgage Corp.:
3.0%, with various maturities from 4/1/2026 until 3/1/2027 (b)	6,001,783	6,291,085
3.5%, with various maturities from 1/1/2032 until 11/1/2042	6,118,845	6,511,399
3.572% *, 5/1/2041	1,819,616	1,912,805
4.0%, with various maturities from 11/1/2040 until 4/1/2042	11,545,700	12,380,405
4.5%, with various maturities from 3/1/2026 until 4/1/2041	27,562,156	29,553,136
4.94% *, 11/1/2036	1,790,555	1,925,406
5.0%, with various maturities from 4/1/2030 until 8/1/2041	1,855,269	2,045,307
5.5%, with various maturities from 10/1/2023 until 6/1/2039	1,355,331	1,467,401
6.0%, 11/1/2038	2,850,562	3,151,232
Federal National Mortgage Association:
3.0%, with various maturities from 7/1/2042 until 12/1/2042 (b)	44,096,420	45,544,659
3.5%, with various maturities from 4/1/2032 until 11/1/2042 (b)	9,894,383	10,464,047
4.0%, with various maturities from 11/1/2026 until 12/1/2041	3,557,684	3,872,216
4.5%, with various maturities from 12/1/2040 until 3/1/2041	3,913,653	4,332,077
5.0%, with various maturities from 9/1/2025 until 11/1/2041	6,890,934	7,548,215
5.5%, with various maturities from 2/1/2025 until 2/1/2042	9,634,539	10,543,152
6.0%, with various maturities from 10/1/2022 until 4/1/2036	3,052,266	3,370,442
6.5%, with various maturities from 5/1/2023 until 4/1/2037	5,325,667	5,909,829
Government National Mortgage Association:
3.5%, 2/1/2042 (b)	4,700,000	5,040,016
4.5%, 7/15/2040	380,229	416,945
5.5%, 6/15/2038	512,043	559,807
6.5%, with various maturities from 12/15/2023 until 4/20/2024	1,189,298	1,322,054

Total Mortgage-Backed Securities Pass-Throughs (Cost $163,483,430)		164,161,635
Asset-Backed 1.2%
Home Equity Loans 0.9%
Accredited Mortgage Loan Trust, "A2D", Series 2005-3, 0.57% *, 9/25/2035	998,280	986,686
First Franklin Mortgage Loan Asset Backed Certificates, "A3", Series 2004-FF10, 0.744% *, 9/25/2034	920,471	900,987
GSAMP Trust, "A4", Series 2005-WMC1, 0.584% *, 9/25/2035	229,131	228,862
Terwin Mortgage Trust, "AF2", Series 2005-16HE, 4.38% *, 9/25/2036	1,139,962	1,170,030

		3,286,565
Miscellaneous 0.3%
HLSS Servicer Advance Receivables Backed Notes, "C2", Series 2013-T1, 144A, 2.487%, 1/16/2046	1,000,000	1,007,770

Total Asset-Backed (Cost $4,223,834)		4,294,335
Commercial Mortgage-Backed Securities 5.5%
Commercial Mortgage Pass Through Certificates, "D", Series 2012-CR5, 144A, 4.335%, 12/10/2045	1,700,000	1,677,009
Commercial Mortgage Trust:
"D", Series 2012-CR4, 144A, 4.579%, 10/15/2045	2,300,000	2,219,530
"A4", Series 2005-GG3, 4.799%, 8/10/2042	3,030,000	3,227,598
GS Mortgage Securities Trust, "C", Series 2011-GC3, 144A, 5.543%*, 3/10/2044	2,000,000	2,275,098
Merrill Lynch/Countrywide Commercial Mortgage Trust, "AM", Series 2006-3, 5.456%, 7/12/2046	1,810,000	2,005,484
Morgan Stanley Bank of America Merrill Lynch Trust, ''C", Series 2012-C6, 4.536%, 11/15/2045	1,000,000	1,019,798
UBS-Barclays Commercial Mortgage Trust:
"B", Series 2012-C4, 144A, 3.718%*, 12/10/2045	1,000,000	1,002,265
"D", Series 2012-C4, 144A, 4.503%*, 12/10/2045	1,500,000	1,389,740
"D", Series 2012-C2, 144A, 4.893%*, 5/10/2063	1,000,000	998,081
"E", Series 2012-C2, 144A, 4.893%*, 5/10/2063	2,000,000	1,959,722
WF-RBS Commercial Mortgage Trust, "A4", Series 2011-C2, 144A, 4.869%, 2/15/2044	1,950,000	2,280,201

Total Commercial Mortgage-Backed Securities (Cost $19,510,485)		20,054,526
Collateralized Mortgage Obligations 6.5%
American Home Mortgage Investment Trust, "2A3", Series 2005-3, 2.106% *, 9/25/2035	768,206	773,265
Federal Home Loan Mortgage Corp.:
"FB", Series 3616, 0.906% *, 12/15/2039	441,460	445,857
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	1,492,924	76,539
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	715,458	32,345
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	742,723	36,004
"LI", Series 4000, Interest Only, 4.0%, 2/15/2042	5,375,165	1,048,123
"6", Series 233, Interest Only, 4.5%, 8/15/2035	1,366,024	138,920
"CI", Series 3922, Interest Only, 4.5%, 3/15/2041	6,766,231	1,449,800
"S5", Series 268, Interest Only, 5.794% *, 8/15/2042	3,759,368	1,017,422
Federal National Mortgage Association:
"AI", Series 2012-48, Interest Only, 4.5%, 7/25/2041	10,681,792	2,338,775
"7", Series 356, Interest Only, 5.0%, 2/1/2035	1,838,321	241,848
"8", Series 356, Interest Only, 5.0%, 2/1/2035	1,421,318	263,376
"SB", Series 2012-96, Interest Only, 5.846% *, 9/25/2042	3,044,354	715,673
"LS", Series 2012-9, Interest Only, 6.296% *, 2/25/2042	3,226,755	1,082,801
"DS", Series 2012-63, Interest Only, 6.346% *, 3/25/2039	5,044,179	1,318,474
"SD", Series 2012-99, Interest Only, 6.396% *, 9/25/2042	3,991,146	976,886
Government National Mortgage Association:
"AI", Series 2009-125, Interest Only, 4.5%, 3/20/2035	2,796,668	386,649
"IP", Series 2010-4, Interest Only, 5.0%, 1/16/2039	3,654,114	710,240
"CI", Series 2011-159, Interest Only, 5.0%, 6/16/2040	5,109,911	880,843
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039	2,969,466	468,462
"NS", Series 2011-146, Interest Only, 6.494% *, 4/16/2040	4,367,842	957,103
"PS", Series 2011-141, Interest Only, 6.494% *, 6/16/2041	3,972,497	932,878
Impac CMB Trust, "1A1", Series 2003-11, 0.964% *, 10/25/2033	1,638,258	1,611,908
Merrill Lynch Mortgage Investors Trust, "A3A", Series 2003-H, 2.23% *, 1/25/2029	1,057,782	1,070,766
NCUA Guaranteed Notes, "1A", Series 2010-R1, 0.649% *, 10/7/2020	1,751,136	1,760,781
Structured Adjustable Rate Mortgage Loan Trust, "A3", Series 2005-6XS, 0.964% *, 3/25/2035	217,752	217,619
Vendee Mortgage Trust:
"DI", Series 2010-1, Interest Only, 0.359% *, 4/15/2040	37,602,347	770,690
"IO", Series 2011-1, Interest Only, 0.575% *, 9/15/2046	27,173,609	883,061
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 4.504% *, 11/25/2033	838,397	858,979

Total Collateralized Mortgage Obligations (Cost $23,255,946)		23,466,087
Government & Agency Obligations 6.9%
U.S. Government Sponsored Agency 0.6%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	2,242,231
U.S. Treasury Obligations 6.3%
U.S. Treasury Bonds:
3.125%, 11/15/2041	1,000,000	999,688
3.5%, 2/15/2039	3,600,000	3,900,938
3.875%, 8/15/2040	6,400,000	7,368,999
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/2041	830,638	1,193,328
U.S. Treasury Note, 2.125%, 8/15/2021	9,120,000	9,410,700

		22,873,653

Total Government & Agency Obligations (Cost $24,797,136)		25,115,884
Municipal Bonds and Notes 3.1%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018	5,000,000	5,237,850
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	926,445
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, 144A, Zero Coupon, 6/12/2013	1,500,000	1,481,940
Series C, 144A, Zero Coupon, 7/31/2013	3,500,000	3,442,355

Total Municipal Bonds and Notes (Cost $10,608,504)		11,088,590
Preferred Security 0.4%
Financials
HSBC Finance Capital Trust IX, 5.911%, 11/30/2035	1,500,000	1,522,500

(Cost $1,336,210)	Contracts	Value ($)
Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
10 Year U.S. Treasury Note Future, Expiration Date 2/22/2013, Strike Price $134.0	20	313
10 Year U.S. Treasury Note Future, Expiration Date 2/22/2013, Strike Price $133.0	20	1,562
10 Year U.S. Treasury Note Future, Expiration Date 2/22/2013, Strike Price $131.0	20	10,000
10 Year U.S. Treasury Note Future, Expiration Date 2/22/2013, Strike Price $132.0	20	4,375

Total Call Options Purchased (Cost $54,551)		16,250

	Shares	Value ($)
Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $2,716,740)	2,716,740	2,716,740
Cash Equivalents 0.6%
Central Cash Management Fund, 0.11% (c) (Cost $2,127,805)	2,127,805	2,127,805

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $408,018,380) †	115.7	419,585,970
Other Assets and Liabilities, Net	(15.7)	(56,898,764)

Net Assets	100.0	362,687,206

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2013.

†
The cost for federal income tax purposes was $408,018,940.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $11,567,030.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,164,480 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,597,450.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $2,594,835, which is 0.7% of net assets.
(b)	When-issued or delayed delivery security included.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

NCUA: National Credit Union Administration
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

30-Year U.S. Treasury Bond	USD	3/19/2013	31	4,447,531	(49,751)
5-Year U.S. Treasury Note	USD	3/28/2013	80	9,898,750	(80,082)
Total unrealized depreciation					(129,833)

At January 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10- Year U.S. Treasury Note	USD	3/19/2013	116	15,228,625	110,946
2-Year U.S. Treasury Note	USD	3/28/2013	41	9,037,297	1,352
Ultra Long U.S. Treasury Bond	USD	3/19/2013	17	2,661,031	93,907
Total unrealized appreciation					206,205

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(e)
Corporate Bonds	$—	$165,021,618	$—	$165,021,618
Mortgage-Backed Securities Pass-Throughs	—	164,161,635	—	164,161,635
Asset-Backed	—	4,294,335	—	4,294,335
Collateralized Mortgage Backed Securities	—	20,054,526	—	20,054,526
Collateralized Mortgage Obligations	—	23,466,087	—	23,466,087
Government & Agency Obligations	—	25,115,884	—	25,115,884
Municipal Bonds and Notes	—	11,088,590	—	11,088,590
Preferred Security	—	1,522,500	—	1,522,500
Short-Term Investments(e)	4,844,545	—	—	4,844,545
Derivatives(f)
Futures Contracts	206,205	—	—	206,205
Purchased Options	16,250	—	—	16,250
Total	$5,067,000	$414,725,175	$—	$419,792,175
Liabilities
Derivatives(f)
Futures Contracts	$(129,833)	$—	$—	$(129,833)
Total	$(129,833)	$—	$—	$(129,833)

There have been no transfers between fair value measurement levels during the period ended January 31, 2013.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include value of open options purchased and unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Options
Interest Rate Contracts	$76,372	$(38,301)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013